SCHEDULE II - Condensed Financial Information Of Registrant Condensed Balance Sheets (Parent Company) (Parenthetical) (Detail) - $ / shares shares in Millions	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Common Shares, par value (USD per share)	$ 1.00	$ 1.00
Common Shares, authorized (shares)	900.0	900.0
Common Shares, issued (shares)	797.6	797.6
Common Shares, treasury shares (shares)	214.0	209.8
Parent Company
Condensed Financial Statements, Captions [Line Items]
Common Shares, par value (USD per share)	$ 1.00	$ 1.00
Common Shares, authorized (shares)	900.0	900.0
Common Shares, issued (shares)	797.6	797.6
Common Shares, treasury shares (shares)	214.0	209.8